Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information
Document Type	S-4
Entity Registrant Name	IX Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001852019
Amendment Flag	false